American Century Asset Allocation Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated January 29, 2018 ■ Statement of Additional Information dated December 1, 2017

The following is added to the Accounts Managed table on page 33 of the statement of additional information:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Vidya Rajappa(2)	Number of Accounts	19	36	1
	Assets	$27.7 billion (3)	$8.9 billion	$8.8 million

[2]	Information is provided as of January 22, 2018.

[3]
Includes $2.0 billion in One Choice In Retirement Portfolio, $2.3 billion in One Choice 2020 Portfolio, $3.3 billion in One Choice 2025 Portfolio, $2.7 billion in One Choice 2030 Portfolio, $2.9 billion in One Choice 2035 Portfolio, $2.1 billion in One Choice 2040 Portfolio, $2.1 billion in One Choice 2045 Portfolio, $1.3 billion in One Choice 2050 Portfolio, $693.1 million in One Choice 2055 Portfolio, $68.8 million in One Choice 2060 Portfolio, $455.8 million in One Choice Portfolio: Very Conservative, $1.3 billion in One Choice Portfolio: Conservative, $2.0 billion in One Choice Portfolio: Moderate, $1.4 billion in One Choice Portfolio: Aggressive, and $334.2 million in One Choice Portfolio: Very Aggressive.

The following is added to the Ownership of Securities table on page 35 of the statement of additional information:

Ownership of Securities(1)
Vidya Rajappa (2)
One Choice In Retirement Portfolio	A
One Choice 2020 Portfolio	A
One Choice 2025 Portfolio	A
One Choice 2030 Portfolio	A
One Choice 2035 Portfolio	A
One Choice 2040 Portfolio	A
One Choice 2045 Portfolio	A
One Choice 2050 Portfolio	A
One Choice 2055 Portfolio	A
One Choice 2060 Portfolio	A
One Choice Portfolio: Very Conservative	A
One Choice Portfolio: Conservative	A
One Choice Portfolio: Moderate	A
One Choice Portfolio: Aggressive	A
One Choice Portfolio: Very Aggressive	A

[1]	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

[2]	Information is provided as of January 22, 2018.
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

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